Financial risk management - Credit risk exposures per credit grade of off-balance items (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of internal credit grades [line items]
Credit risk exposures	₩ 223,481,823	₩ 210,599,573
Grade 1
Disclosure of internal credit grades [line items]
Credit risk exposures	199,468,945	180,727,024
Grade 2
Disclosure of internal credit grades [line items]
Credit risk exposures	23,909,615	29,769,464
Financial instruments credit-impaired
Disclosure of internal credit grades [line items]
Credit risk exposures	103,263	103,085
Guarantee contracts
Disclosure of internal credit grades [line items]
Credit risk exposures	18,226,546	16,745,707
Guarantee contracts | 12-month expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	17,577,574	16,105,991
Guarantee contracts | Life time expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	550,559	547,403
Guarantee contracts | Impaired [Member]
Disclosure of internal credit grades [line items]
Credit risk exposures	98,413	92,313
Guarantee contracts | Grade 1
Disclosure of internal credit grades [line items]
Credit risk exposures	14,649,149	13,013,600
Guarantee contracts | Grade 1 | 12-month expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	14,262,990	12,671,376
Guarantee contracts | Grade 1 | Life time expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	386,159	342,224
Guarantee contracts | Grade 2
Disclosure of internal credit grades [line items]
Credit risk exposures	3,478,984	3,639,794
Guarantee contracts | Grade 2 | 12-month expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	3,314,584	3,434,615
Guarantee contracts | Grade 2 | Life time expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	164,400	205,179
Guarantee contracts | Financial instruments credit-impaired
Disclosure of internal credit grades [line items]
Credit risk exposures	98,413	92,313
Guarantee contracts | Financial instruments credit-impaired | Impaired [Member]
Disclosure of internal credit grades [line items]
Credit risk exposures	98,413	92,313
Loan commitment and other credit line
Disclosure of internal credit grades [line items]
Credit risk exposures	205,255,277	193,853,866
Loan commitment and other credit line | 12-month expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	195,951,054	183,677,713
Loan commitment and other credit line | Life time expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	9,299,373	10,165,381
Loan commitment and other credit line | Impaired [Member]
Disclosure of internal credit grades [line items]
Credit risk exposures	4,850	10,772
Loan commitment and other credit line | Grade 1
Disclosure of internal credit grades [line items]
Credit risk exposures	184,819,796	167,713,424
Loan commitment and other credit line | Grade 1 | 12-month expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	178,532,138	160,307,100
Loan commitment and other credit line | Grade 1 | Life time expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	6,287,658	7,406,324
Loan commitment and other credit line | Grade 2
Disclosure of internal credit grades [line items]
Credit risk exposures	20,430,631	26,129,670
Loan commitment and other credit line | Grade 2 | 12-month expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	17,418,916	23,370,613
Loan commitment and other credit line | Grade 2 | Life time expected credit loss
Disclosure of internal credit grades [line items]
Credit risk exposures	3,011,715	2,759,057
Loan commitment and other credit line | Financial instruments credit-impaired
Disclosure of internal credit grades [line items]
Credit risk exposures	4,850	10,772
Loan commitment and other credit line | Financial instruments credit-impaired | Impaired [Member]
Disclosure of internal credit grades [line items]
Credit risk exposures	₩ 4,850	₩ 10,772